SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2004

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

04-01    GF     7200     7.4746       9.28	       Weeden & Co.
04-02   " "    20000     7.5960       9.27              " "
04-05   " "     3700     7.4889       9.26		  " "
04-07   " "    11400     7.4849       9.33		  " "
04-08   " "    13000     7.5505       9.33              " "
04-12   " "    14100     7.6950       9.32              " "
04-14   " "    10000     7.4956       9.15              " "
04-15   " "     9200     7.3704       9.18              " "
04-19   " "     8000     7.5880       9.26              " "
04-20   " "    10000     7.5312       9.27              " "
04-21   " "      600     7.4800       9.19              " "
04-23   " "     5700     7.5400       9.27              " "
04-26   " "     7000     7.6176       9.35              " "
04-27   " "     6000     7.5100       9.38              " "
04-28   " "     6500     7.5000       9.22              " "
04-29   " "     7500     7.3487       9.16              " "
04-30   " "     4600     7.3261       9.22              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          4/30/04